DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4. DISCONTINUED OPERATIONS

Deconsolidation of Student financing business

In May 2016, the Company terminated its credit financing to college students business and made the decision to stop granting any further financing   related to this business. During the remaining year ended December 31, 2016 and 2017, the only substantial activity related to this business related to financing income earned on remaining financing receivable as well as collection efforts to collect on any remaining financing receivable balances outstanding. The credit financing to college students which mostly includes the related assets and liabilities remaining for the business was further transferred back to Renren in December 2017 for no consideration as part of the Reorganization discussed in Note 1(b). The carrying amount of the net liability at the time of transfer was insignificant.

The disposal of the business over credit financing to college students, represented a strategic shift and had a major effect on the Company’s results of operations. Accordingly, assets, liabilities, revenue and expenses related to those businesses have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented.

The operating results from discontinued operations included in the Company’s consolidated statement of operations for the year ended December 31, 2017 were as follows.

Year ended December 31,
2017
Major classes of line items constituting pretax profit of discontinued operations:
Financing income	$2,843
Cost of financing income	1,001
Selling, research and development, and general and administrative expenses	375
Income from the operations of the discontinued operations, before income tax	$1,467
Income tax expenses	—
Income the operations of the discontinued operations, net of tax	$1,467

The condensed cash flow related to the discontinued operations for the year ended December 31, 2017 were as follows.

Year ended December 31, 2017
Net cash used in operating activities	$(624)
Net cash provided by investing activities	$10,357
Net cash used in financing activities	$(9,733)

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.

Deconsolidation of Ji’nan Dealership

In order to focus on the used car business, the Company reached the resolution in the third quarter of 2018 to dispose its Ji’nan Dealership, which is primarily engaged in new car sales, to an affiliate of Renren, along with related assets residing in Shanghai Jieying.

The disposal of Ji’nan Dealership represented a strategic shift and had a major effect on the Company’s results of operations. Accordingly, assets, liabilities, revenue and expenses to those businesses have been reclassified in the accompanying consolidated financial statements as discontinued operations for the years ended December 31, 2017 and 2018.

The following table summarizes the carrying amounts of the major classes of assets and liabilities recorded as discontinued operations in the consolidated balance sheet as of December 31, 2017. There was no discontinued operations on the balance sheet as of December 31, 2018 as the Ji’nan Dealership had been disposed of in December 2018.

As of
December 31,
2017
Cash	$133
Accounts and notes receivable, net	50
Inventory	16,311
Prepaid expenses and other current assets	7,931
Current assets classified as discontinued operations	$24,425
Property and equipment, net	—
Goodwill	27,422
Non-current assets classified as discontinued operations	27,422
Accounts payable	$3,006
Advance from customer	400
Accrued expenses and other current liabilities	358
Contingent Consideration Liability-current	1,756
Current liabilities classified as discontinued operations	$5,520
Contingent Consideration Liability-non-current	$18,582
Non-current liabilities classified as discontinued operations	$18,582

The operating results from discontinued operations included in the Company’s consolidated statement of operations were as follows for the years ended December 31, 2017 and 2018.

	Years ended December 31,
	2017	2018
Major classes of line items constituting pretax profit of discontinued operations: Revenues	$33,264	$47,672
Cost of revenues	31,335	50,531
Selling, research and development, and general and administrative expenses	430	16,777
Fair value change of contingent consideration	(1,121)	19,042
Income (loss) from the operations of the discontinued operations, before income tax	378	(594)
Income (loss) from the operations of the discontinued operations, net of tax	$378	$(594)

The condensed cash flow related to the discontinued operations were as follows for the years ended December 31,  2017 and 2018:

	Years ended December 31,
	2017	2018
Net cash (used in) provided by operating activities	$(18,289)	$516
Net cash used in investing activities	—	(1)
Net cash provided by financing activities	—	—

All notes to the accompanying consolidated financial statements, except for the cash flow statement, have been retrospectively adjusted to reflect the   effect of the discontinued operations, where applicable.